Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEOn March 27, 2026, Calix, Inc. (the “Company”) filed with the Securities and Exchange Commission a definitive proxy statement on Schedule 14A (the “Proxy Statement”) relating to the Company’s Annual Meeting of Stockholders (the “Annual Meeting”) to be held on May 14, 2026, at 10:45 a.m. Pacific Daylight Time.This supplement to the Proxy Statement (this “Supplement”) is being filed to include additional information related to the Pay Versus Performance disclosure in the Proxy Statement, specifically to add to Footnote 2 of the Pay Versus Performance disclosure a reconciliation of the “Compensation Actually Paid” to the “Summary Compensation Table” for the 2025 performance year. The changes are included in bold in the revised disclosure below.Except as specifically updated and amended by this Supplement, all information set forth in the Proxy Statement remains unchanged and should be considered in casting your vote by proxy or in person at the Annual Meeting. This Supplement should be read together with the Proxy Statement. From and after the date of this Supplement, any references to the “Proxy Statement” shall be deemed to include the Proxy Statement as amended by this Supplement. Defined terms used but not defined in this Supplement have the meanings set forth in the Proxy Statement.If you have already submitted your vote, you do not need to take further action. Information on how to vote your shares and how to change your vote or revoke your proxy is contained in the Proxy Statement beginning on page 2 under the caption “The Proxy Process and Stockholder Voting – Questions and Answers about this Proxy Material and Voting.” We urge you to vote your shares prior to the Annual Meeting by using one of the methods described in the Proxy Statement. Important Notice Regarding the Availability of Proxy Materials for the Annual Meeting of Shareholders to be held on May 14, 2026. This Supplement is being filed with the SEC on April 2, 2026. This Supplement, as well as the Notice of Annual Meeting of Stockholders, the Proxy Statement and our 2025 Annual Report on Form 10-K are available under “SEC Filings” in the Investor Relations section of our website at investor-relations.calix.com.
Entity Information [Line Items]
Entity Registrant Name	CALIX, INC.
Entity Central Index Key	0001406666